Other Income (Tables)	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
Schedule of non-interest income
	For the year ended	For the year ended
	December 31, 2018	December 31, 2017
(In thousands)
Service fees
Deposit related fees	66	75
Insufficient funds fee	83	89
Total service fees	149	164
Fee income
Securities commission income	43	63
Insurance commission income	88	111
Total insurance and securities commission income	131	174
Card income
Debit card interchange fee income	146	135
ATM fees	31	30
Total card income	177	165
Mortgage fee income and realized gain on sales of loans*
Residential mortgage loan origination fees	324	480
Commercial loan fees	88	51
Loan servicing income	331	314
Realized gain on sales of residential mortgage loans	1,390	2,146
Realized gain on sale of SBA loan	47	-
Total mortgage fee income and realized gain on sales of loans	2,180	2,991
Bank owned life insurance	61	62
Other miscellaneous income	19	20
Total non-interest income	$2,717	$3,576

*Outside scope of ASC 606